Business Acquisitions - June 2014 Drop Downs (Details) - June 2014 Drop Down Assets [Member] $ in Millions	Jun. 30, 2014 USD ($)
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 357
Business Acquisitions, Consideration Transferred, Purchase Price	349
Business Acquisition, Consideration Transferred, Working Capital	8
Business Combination, Consideration Transferred, Liabilities Incurred	$ 612